Stock Based Compensation - Other stock based compensation (Details) (Imported) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense			$ 1,237	$ 6,680
Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Value of shares acquired by investors at a purchase price greater than the estimated fair value	$ 11,000	$ 700
Total stock-based compensation expense				6,300
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,300	$ 500	945	6,205
General and Administrative Expense [Member] | Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense			500	6,000
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	400		181	361
Research and Development Expense [Member] | Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				200
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 700		$ 111	114
Selling and Marketing Expense [Member] | Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense				$ 100